Prepaid Expenses and Other Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses And Other Assets [Line Items]
Provision for loan losses	¥ 382,012		¥ 316,124	¥ 74,381	¥ 47,670
Shanghai Qiaopan Technology Company Limited [Member]
Prepaid Expenses And Other Assets [Line Items]
Amount of guarantee			¥ 100,000
Shanghai Qiaopan Technology Company Limited [Member] | Maximum [Member]
Prepaid Expenses And Other Assets [Line Items]
Percent of reserve pool on lending amount			10.00%
Shanghai Qiaopan Technology Company Limited [Member] | Minimum [Member]
Prepaid Expenses And Other Assets [Line Items]
Percent of reserve pool on lending amount			5.00%
QP [Mmeber]
Prepaid Expenses And Other Assets [Line Items]
Provision for loan losses		¥ 20,000